FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       January 10, 2005


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:	$72,904


List of Other Included Managers:

NONE

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							FORM 13F INFORMATION TABLE

                                                       VALUE  SHRS OR  SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION   MANAGERS   SOLE   SHARED  NONE

ANDREW CORP               COM             034425108      682    50000  SH       sole          n/a        50000     0      0
BERKSHIRE HATHAWAY INC    CL B COM        084670207     1468      500  SH       sole          n/a          500     0      0
CHENIERE ENERGY INC       COM             16411R208    10829   170000  SH       sole          n/a       170000     0      0
CRYSTALLEX INTL CORP      COM             22942F101     1795   500000  SH       sole          n/a       500000     0      0
ENDWAVE CORP              COM             29264A206     3490   200000  SH       sole          n/a       200000     0      0
ESSEX CORP                COM             296744105     2025   100000  SH       sole          n/a       100000     0      0
EVERGREEN SOLAR INC       COM             30033R108     3059   700000  SH       sole          n/a       700000     0      0
GATEWAY GOLD CORP         COM             36761P107      480   350000  SH       sole          n/a       350000     0      0
GRANT PRIDECO INC         COM             38821G101     2506   125000  SH       sole          n/a       125000     0      0
HARMONY GOLD MINING LTD   SPONS ADR       413216300     1854   200000  SH       sole          n/a       200000     0      0
DESARROLLADORA HOMEX S A  SPONS ADR       25030W100     1183    50000  SH       sole          n/a        50000     0      0
INSITUFORM TECH INC       CL A COM        457667103     2267   100000  SH       sole          n/a       100000     0      0
JOY GLOBAL INC            COM             481165108     4777   110000  SH       sole          n/a       110000     0      0
KFX INC                   COM             48245L107     1452   100000  SH       sole          n/a       100000     0      0
LEUCADIA NATL CORP        COM             527288104     2779    40000  SH       sole          n/a        40000     0      0
MAJOR DRILLING GROUP      COM             560909103     4426   400000  SH       sole          n/a       400000     0      0
MERIDIAN GOLD INC         COM             589975101     1897   100000  SH       sole          n/a       100000     0      0
NOVAGOLD RESOURCES INC    COM             66987E206     3875   500000  SH       sole          n/a       500000     0      0
OXIANA LTD                COM              6397825      3873  5000000  SH       sole          n/a      5000000     0      0
PYR ENERGY                COM             693677106      318   300000  SH       sole          n/a       300000     0      0
ROGERS CORP               COM             775133101     2155    50000  SH       sole          n/a        50000     0      0
SASOL LTD                 SPONS ADR       803866300     8672   400000  SH       sole          n/a       400000     0      0
SOLARWORLD AG             COM              5819869       553     6200  SH       sole          n/a         6200     0      0
SONIC ENVIRONMENTAL SOL   COM             835452103     1173   600000  SH       sole          n/a       600000     0      0
STREETTRACKS GOLD TRUST   ETF             863307104     1752    40000  SH       sole          n/a        40000     0      0
TEEKAY SHIPPING CORP      COM             Y8564W103     2106    50000  SH       sole          n/a        50000     0      0
VARCO INTL INC            COM             922122106     1458    50000  SH       sole          n/a        50000     0      0
